Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended
	Aug. 03, 2018	Sep. 30, 2018
Monthly payments for services	$ 230,500
Best Innovation Group, Inc. [Member] | Consulting services [Member]
Description of commitments agreement		The Company agreed to reimburse BIG at a rate of $200 per hour. Under a statement of work agreement executed on July 26, 2018, the total estimated cost to the Company for services to be performed by BIG is $716,272 of which $238,757 was due on the date of the agreement and $238,757 was due on November 15, 2018 and the remaining amount will be due upon completion which is estimated to be March 1, 2019. On September 11, 2018, the Company entered into a statement of work agreement with BIG, under which BIG was engaged to provide SOC 2 gap remediation and audit. Under this statement of work agreement, $70,000 was due upon execution of the agreement, and $90,000 will be due from December 1, 2018 through March 1, 2019.